Investment Properties - Schedule of Investment Properties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cost:
Beginning balance	$ 30,723
Ending balance	31,137	$ 32,118
Leasehold Land [Member]
Cost:
Ending balance	4,657	4,632
Building [Member]
Cost:
Ending balance	25,561	26,411
Others [Member]
Cost:
Ending balance	919	1,075
Cost [Member]
Cost:
Beginning balance	37,034	38,289
Additions	111	279
Disposals		(616)
Exchange adjustments	2,078	(856)
Ending balance	39,223	37,096
Cost [Member] | Leasehold Land [Member]
Cost:
Beginning balance	5,175	5,915
Additions	111	38
Disposals		(616)
Exchange adjustments	351	(152)
Ending balance	5,637	5,185
Cost [Member] | Building [Member]
Cost:
Beginning balance	30,555	31,273
Additions
Disposals
Exchange adjustments	1,640	(669)
Ending balance	32,195	30,604
Cost [Member] | Others [Member]
Cost:
Beginning balance	1,304	1,101
Additions		241
Disposals
Exchange adjustments	87	(35)
Ending balance	1,391	1,307
Accumulated Depreciation [Member]
Cost:
Beginning balance	(6,311)	(3,943)
Charge for the period	(1,376)	(1,347)
Disposals		218
Exchange adjustments	(399)	94
Ending balance	(8,086)	(4,978)
Accumulated Depreciation [Member] | Leasehold Land [Member]
Cost:
Beginning balance	(733)	(601)
Charge for the period	(191)	(185)
Disposals		218
Exchange adjustments	(56)	15
Ending balance	(980)	(553)
Accumulated Depreciation [Member] | Building [Member]
Cost:
Beginning balance	(5,241)	(3,205)
Charge for the period	(1,077)	(1,063)
Disposals
Exchange adjustments	(316)	75
Ending balance	(6,634)	(4,193)
Accumulated Depreciation [Member] | Others [Member]
Cost:
Beginning balance	(337)	(137)
Charge for the period	(108)	(99)
Disposals
Exchange adjustments	(27)	4
Ending balance	$ (472)	$ (232)